Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Jan. 01, 2011
Current Assets
Cash	$ 420,152	$ 2,226,459
Trade receivables, less allowance for doubtful accounts 2011 $9,000; 2010 $18,000	723,666	1,001,563
Inventories	2,905,600	1,423,035
Prepaid expenses and other assets	903,934	243,967
Total current assets	4,953,352	4,895,024
Leasehold Improvements and Equipment, net	1,172,288	1,303,108
Deposits and Other Noncurrent Assets
Deposits	44,159	31,415
Intangible assets, less accumulated amortization 2011 $834,169; 2010 $990,420	100,106	277,855
Total deposits and other noncurrent assets	144,265	309,270
Total assets	6,269,905	6,507,402
Current Liabilities
Accounts payable	2,250,241	514,598
Accrued expenses	755,967	371,020
Current maturities of capital lease obligations	77,356	78,577
Customer deposits and other	199,693	112,427
Deferred rent, current	59,743	62,664
Total current liabilities	3,343,000	1,139,286
Capital lease obligations, less current maturities	164,729	198,071
Deferred rent, less current	200,890	233,822
Stockholders' Equity
Common stock, $.001 par value; authorized 150,000,000 shares; issued and outstanding 2011 72,939,996 and 2010 60,875,325 shares	72,940	60,875
Additional paid-in capital	20,542,532	15,034,550
Accumulated deficit	(18,054,186)	(10,159,202)
Total stockholders' equity	2,561,286	4,936,223
Total liabilities and stockholders' equity	$ 6,269,905	$ 6,507,402